Shareholder Equity (Details) - Schedule of Common Stock Option Award Activity - USD ($)		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Common Stock Option Award Activity Abstract
Options, Balance beginning		3,116,626	1,574,126
Weighted Average Exercise Price, Balance beginning (in Dollars per share)		$ 4.44	$ 2.71
Remaining Life, Balance beginning		7 years	5 years
Aggregate Intrinsic Value for the Activity During the Years,Balance beginning (in Dollars)
Options, Granted		517,500	1,607,500
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 2		$ 4.33
Remaining Life, Granted			10 years
Options, Exercised		(6,060)	(65,000)
Options, (Forfeiture)		(555,000)
Options, Balance ending		3,073,066	3,116,626
Weighted Average Exercise Price, Balance ending (in Dollars per share)		$ 5.22	$ 4.44
Remaining Life, Balance ending		6 years	7 years
Options, Exercisable		2,711,448	2,405,534
Weighted Average Exercise Price, Exercisable (in Dollars per share)		$ 3.4	$ 3.25
Remaining Life, Exercisable		7 years 1 month 6 days	6 years 3 months 18 days